Summary of material accounting policies (Details 1)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
JPASA [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Jaborandi Propriedades Agrícolas S.A.
Jaborandi Ltd. [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Jaborandi Ltda.
Agrifirma Ltd. [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Agrifirma Agro Ltda.
JOFSHI S.A.U.s [Member]
Statement [Line Items]
Principal activity	Investment
Ownership interest held by the Group	100.00%	100.00%	0.00%
Description of equity interest	JOFSHI S.A.U.
FyO Holdings S.A. [Member]
Statement [Line Items]
Principal activity	Investment
Ownership interest held by the Group	50.10%	50.10%	50.10%
Description of equity interest	FyO Holding S.A.
Araucarias Ltda. [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Araucária Ltda.
Cajueiro Ltd. [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Cajueiro Ltda.
Ceibo Ltd [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Ceibo Ltda.
Cremaqs Ltda. [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Cremaq Ltda.
Flamboyant Ltd. [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Flamboyant Ltda.
Mogno Ltd. [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Mogno Ltda.
Palmeiras S.A.s [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Palmeiras S.A.
Agropecuaria Moroti S.A.s [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	0.00%	100.00%	100.00%
Description of equity interest	Agropecuaria Morotí S.A.
Agropecuaria Acres Del Sud S.A.s [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Agropecuaria Acres del Sud S.A.
Ombu Agropecuaria S.A.s [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Ombú Agropecuaria S.A.
Yatay Agropecuaria S.A.s [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	0.00%	100.00%	100.00%
Description of equity interest	Yatay Agropecuaria S.A.
Yuchan Agropecuaria S.A.s [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Yuchán Agropecuaria S.A.
Amauta Agro S.A.s [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	98.25%	98.25%	98.57%
Description of equity interest	Amauta Agro S.A.
FYO Acopio S.A.s [Member]
Statement [Line Items]
Principal activity	Grain warehousing and brokerage
Ownership interest held by the Group	98.25%	98.25%	98.57%
Description of equity interest	FyO Acopio S.A.
FYO Chile Spa.s [Member]
Statement [Line Items]
Principal activity	Brokerage
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	FyO Chile SPA
IRSAs [Member]
Statement [Line Items]
Principal activity	Real estate
Ownership interest held by the Group	55.14%	54.06%	55.40%
Description of equity interest	IRSA
Brasilagros [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	35.22%	35.22%	35.22%
Description of equity interest	BrasilAgro
Futuros Y Opciones.com S.A. [Member]
Statement [Line Items]
Principal activity	Brokerage
Ownership interest held by the Group	51.21%	51.21%	51.21%
Description of equity interest	Futuros y Opciones.Com S.A.
Helmir S.A. [Member]
Statement [Line Items]
Principal activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Helmir S.A.